Subsequent Events (Details Narrative) - USD ($)	3 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended
	Apr. 14, 2022	May 25, 2022	May 28, 2021	Jun. 29, 2021	Aug. 01, 2022	Sep. 14, 2022	Sep. 01, 2022	Aug. 29, 2022	Aug. 17, 2022
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.57812	$ 0.57812
Common Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.10			$ 0.10
Subsequent Event [Member] | Inca [Member]
Subsequent Event [Line Items]
Net proceeds									$ 11,760,000
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.59375
Preferred Stock, Dividend Rate, Percentage					9.50%
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid								$ 0.54687
Preferred Stock, Dividend Rate, Percentage								8.75%
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid								$ 0.57812
Preferred Stock, Dividend Rate, Percentage								9.25%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid						$ 0.15
Subsequent Event [Member] | Shyris Shipping Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends, Cash							$ 802,100